Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Palm Valley Capital Fund
Class Name	Investor Class
Trading Symbol	PVCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
Additional Information Phone Number	1-888-224-7256 (PALM)
Additional Information Website	https://www.palmvalleycapital.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ending December 31, 2024, the Palm Valley Capital Fund Investor Class returned 4.22% versus 8.70% for the S&P SmallCap 600 Total Return Index. The Fund’s lower performance compared to small cap benchmarks was due to a substantial allocation to Treasury bills and other cash equivalents, as well as lower returns on the Fund’s equity holdings. During the year, the average percentage of the Fund held in Treasury bills and money market funds was 81%. The Fund’s equity positions increased 6.9% during 2024. We have focused on researching out of favor stocks, and some of these companies are experiencing current business pressure. We’re seeking those that have a history of profitability outside of cyclical troughs and are trading at a low multiple of normalized earnings.

Top Contributors
↑	Sprott Physical Silver Trust (PSLV)
↑	Lassonde Industries (LAS CN)
↑	Sprott Physical Gold Trust (PHYS)

Top Detractors
↓	TrueBlue (TBI)
↓	SSR Mining (SSRM)
↓	Carters (CRI)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2019)
Investor Class	4.22	7.78	7.09
S&P 500 TR	25.02	14.53	14.83
S&P SmallCap 600 TR	8.70	8.36	8.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information. Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
Net Assets	$ 253,846,954
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 1,741,212
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,846,954
Number of Holdings	21
Net Advisory Fee	$1,741,212
Portfolio Turnover	64%

Holdings [Text Block]

Industry	(% of net assets)
Temporary Help Services	3.4%
Animal Slaughtering and Processing	2.6%
Clothing and Clothing Accessories Retailers	2.5%
Computer Systems Design and Related Services	2.5%
Fruit and Vegetable Canning, Pickling, and Drying	1.8%
Natural Gas Distribution	1.3%
Lessors of Other Real Estate Property	1.0%
Management Consulting Services	0.9%
Electric Power Generation	0.9%
Cash & Other	83.1%

Top 10 Issuers	(% of net assets)
United States Treasury Bill	73.5%
First American Treasury Obligations Fund	4.2%
Sprott Physical Silver Trust	2.8%
Carter’s, Inc.	2.5%
Amdocs Ltd.	2.5%
Sprott Physical Gold Trust	2.0%
Lassonde Industries, Inc.	1.8%
WH Group Ltd.	1.6%
TrueBlue, Inc.	1.4%
Northwest Natural Holding Co.	1.3%

Updated Prospectus Web Address	https://www.palmvalleycapital.com/mutual-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	Palm Valley Capital Fund
Class Name	Institutional Class
Trading Symbol	PVCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
Additional Information Phone Number	1-888-224-7256 (PALM)
Additional Information Website	https://www.palmvalleycapital.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ending December 31, 2024, the Palm Valley Capital Fund Institutional Class returned 4.56% versus 8.70% for the S&P SmallCap 600 Total Return Index. The Fund’s lower performance compared to small cap benchmarks was due to a substantial allocation to Treasury bills and other cash equivalents, as well as lower returns on the Fund’s equity holdings. During the year, the average percentage of the Fund held in Treasury bills and money market funds was 81%. The Fund’s equity positions increased 6.9% during 2024. We have focused on researching out of favor stocks, and some of these companies are experiencing current business pressure. We’re seeking those that have a history of profitability outside of cyclical troughs and are trading at a low multiple of normalized earnings.

Top Contributors
↑	Sprott Physical Silver Trust (PSLV)
↑	Lassonde Industries (LAS CN)
↑	Sprott Physical Gold Trust (PHYS)

Top Detractors
↓	TrueBlue (TBI)
↓	SSR Mining (SSRM)
↓	Carters (CRI)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Institutional Class	4.56	6.99
S&P 500 TR	25.02	36.22
S&P SmallCap 600 TR	8.70	28.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information. Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
Net Assets	$ 253,846,954
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 1,741,212
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,846,954
Number of Holdings	21
Net Advisory Fee	$1,741,212
Portfolio Turnover	64%

Holdings [Text Block]

Industry	(% of net assets)
Temporary Help Services	3.4%
Animal Slaughtering and Processing	2.6%
Clothing and Clothing Accessories Retailers	2.5%
Computer Systems Design and Related Services	2.5%
Fruit and Vegetable Canning, Pickling, and Drying	1.8%
Natural Gas Distribution	1.3%
Lessors of Other Real Estate Property	1.0%
Management Consulting Services	0.9%
Electric Power Generation	0.9%
Cash & Other	83.1%

Top 10 Issuers	(% of net assets)
United States Treasury Bill	73.5%
First American Treasury Obligations Fund	4.2%
Sprott Physical Silver Trust	2.8%
Carter’s, Inc.	2.5%
Amdocs Ltd.	2.5%
Sprott Physical Gold Trust	2.0%
Lassonde Industries, Inc.	1.8%
WH Group Ltd.	1.6%
TrueBlue, Inc.	1.4%
Northwest Natural Holding Co.	1.3%

Updated Prospectus Web Address	https://www.palmvalleycapital.com/mutual-fund